UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21700
Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte, 10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
Registrant's telephone number, including area code: 913-981-1020
Date of fiscal year end: November 30
Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.
Company Name	Meeting Date	CUSIP	Ticker

Canadian Oil Sands Trust	4/25/2006		COS.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. To direct the Trustee to vote common shares of Canadian Oil Sands Limited (COSL) to appoint Pricewaterhouse Coopers as auditors of COSL at remuneration to be approved by COSL directors.	Issuer
For	For	2. To appoint Pricewaterhouse Coopers as auditors of the Trust at remuneration to be approved by directors of COSL.	Issuer
For	For	3. To direct the Trustee to vote COSL common shares to elect the following eight nominees as directors of COSL:	Issuer
Marcel Coutu E. Susan Evans Donald Mazankowski Wayne Newhouse Walter O'Donoghue C.E. Shultz Wesley Twiss John Zaozirny
For	For	4. To authorize a 5-for-1 unit split and an amendment to the Trust Indenture to allow the Board to affect splits in the future without unitholder approval.	Issuer
For	For	5. To authorize an amendment to foreign ownership provisions in the Trust Indenture.	Issuer
For	For	6. To appoint Computershare Trust Company of Canada as Trustee for an additional three year term commencing on meeting date and expiring after 2009 annual meeting of unitholders.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Magellan Midstream Partners, LP	4/26/2006	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For all nominees	For	1. Election of three Class III directors	Issuer
N. John Lancaster, Jr. George A. O'Brien, Jr. Thomas S. Souleles

Company Name	Meeting Date	CUSIP	Ticker

AltaGas Income Trust	4/27/2006		ALA.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. Appointment of Ernst & Young as auditors of Trust and authorization for Directors of Trust's general partner to fix auditors remuneration.	Issuer
For	For	2. To direct Trustee to cause election of the following eight director nominees as directors of the Trust's general partner:	Issuer
David W. Cornhill John B. Breen Allan L. Edgeworth Denis C. Fonteyne Daryl H. Gilbert Robert B. Hodgins Myron F. Kanik David F. Mackie
For	For	3. Amendment of the Trust's Unit Option plan including to change the maximum amount of shares issuable thereunder.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Pembina Pipeline Income Fund	4/27/2006		PIF.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. The election of six directors of Pembina Pipeline Corporation (Pembina)	Issuer
David A. Bissett Lorne B. Gordon Myron F. Kanik David N. Kitchen Robert B. Michaleski Robert F. Taylor
For	For	2. To appoint KPMG as auditors of the Fund and Pembina and to authorize the directors of Pembina to fix their remuneration.	Issuer
For	For	3. To authorize the amendment and restatement of the Fund's Trust Unit Option Plan.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Progress Energy Trust	4/27/2006		PGX.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. Resolution fixing the number of directors of Progress Energy Ltd. to be elected at the meeting at seven members.	Issuer
For	For	2. Election of seven directors of Progress Energy Ltd.	Issuer
David D. Johnson Frederic C. Coles Gary E. Perron Donald F. Archibald Howard J. Crone John A. Brussa Michael R. Culbert
For	For	3. Appointment of KPMG as auditors and authorization for the directors to fix their remuneration.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Enbridge Income Fund	5/1/2006		ENF.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

		1. Directing and instructing the sole trustee of the Fund to vote the units of Enbridge Commercial Trust (ECT) held by the Fund with respect to the election of independent trustees of ECT:	Issuer
For	For	Richard H. Auchinleck
For	For	J. Lorne Braithwaite
For	For	M. Elizabeth Cannon
For	For	G. Gordon Tallman
For	For	Wesley R. Twiss
For	For	2. Appointment of Pricewaterhouse Coopers as auditors of the Fund and authorization of the Trustees of ECT to fix their remuneration.	Issuer
For	For	3. Approval of amendment of the Trust Indenture of the Fund, and directing and instructing Fund Trustee to vote ECT units held by Fund to approve similar amendments to the Trust Indenture of ECT, to revise certain provisions relating to permitted activities of Fund and ECT.	Issuer
For	For	4. To continue, ratify, confirm and approve the Fund's Unitholder Rights Plan, as amended and restated, which must be reconfirmed every three years to remain in effect.	Issuer
For	For	5. To amend both the Fund's Trust Indenture and ECT's Trust Indenture, eliminating the provisions relating to the existing requirement to appoint an auditor for ECT on an annual basis.	Issuer
For	For	6. If above item 5 does not pass, to direct and instruct the Fund Trustee to vote the ECT units held by the Fund to appoint Pricewaterhouse Coopers as auditors of ECT and to authorize the trustees of ECT to fix their remuneration.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Boralex Power Income Fund	5/2/2006		BPT.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. To appoint Ernst & Young as auditor of the Fund and authorization for the trustees of Boralex Power Trust (BPT) to fix their remuneration.	Issuer
For	For	2. To instruct Computershare Trust Company of Canada, as sole trustee of the Fund, as to how it shall vote the trust units of BPT to elect the independent trustees of BPT.	Issuer
For	For	3. To instruct Computershare Trust Company of Canada, as sole trustee of the Fund, as to how it shall vote the trust units of BPT for the appointment of Ernst & Young as auditor of BPT and to fix their remuneration.	Issuer
For	For	4. To approve the amendments made by the board of trustees of BPT to the trust agreement of BPT dated 2/6/02.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Duke Energy Income Fund	5/8/2006		DET.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. To appoint Deloitte & Touche as auditors of the Fund and authorize the trustees of Duke Energy Commercial Trust (CT) to fix their remuneration.	Issuer
		2. To direct the trustee of the Fund as to the manner in which the Fund trustee shall vote the units of CT held by the Fund to elect the following independent CT trustees:	Issuer
For	For	Douglas J. Black
For	For	Beverly Anne Briscoe
For	For	John G. Schissel

Company Name	Meeting Date	CUSIP	Ticker

Innergex Power Income Fund	5/10/2006		ALA.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. To appoint KPMG as auditors of the Fund and authorize the trustees of Innergex Power Trust (IPT) to fix their remuneration.	Issuer
		2. To direct the Fund Trustee to vote IPT units held by the Fund in favor of the election of the following four unrelated IPT trustees:	Issuer
For	For	John A. Hanna
For	For	Jean La Couture
For	For	Daniel L. Lafrance
For	For	Lise Lachapelle
For	For	3. To direct the Fund Trustee to vote for the appointment of KPMG as auditors of IPT and to authorize the trustees of IPT to fix their remuneration.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Keyera Facilities Income Fund	5/10/2006		KEY.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. Reappointment of Deloitte & Touche as auditors of the Fund.	Issuer
		2. Election of eight directors of Keyera Energy Management Ltd., the administrator of the Fund	Issuer
For	For	James V. Bertram
For	For	Robert B. Catell
For	For	Michael B.C. Davies
For	For	Nancy M. Laird
For	For	Hon. E. Peter Lougheed
For	For	H. Neil Nichols
For	For	William R. Stedman
For	For	Wesley R. Twiss

Company Name	Meeting Date	CUSIP	Ticker

ARC Energy Trust	5/15/2006		AET.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. The appointment of Computershare Trust Company of Canada, as Trustee of the Trust for the ensuing year.	Issuer
For	For	2. The election of eight directors of ARC Resources Ltd.	Issuer
Frederic C. Coles Walter DeBoni John P. Dielwart Fred J. Dyment Michael M. Kanovsky Herbert C. Pinder, Jr. John M. Stewart Mac H. Van Wielingen
For	For	3. The approval of the special resolution to make certain amendments to the trust indenture of the Trust.	Issuer
For	For	4. The approval of the special resolution directing the trustee of the Trust to approve the reorganization of the exchangeable share capital of ARC Resources Ltd.	Issuer
For	For	5. The appointment of Deloitte & Touche as auditors of the Trust.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Focus Energy Trust	5/17/2006		FET.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. Resolution fixing the number of directors of FET Resources Ltd. to be elected at the meeting at six members.	Issuer
For	For	2. Election of six directors of FET Resources Ltd.	Issuer
Matthew J. Brister John A. Brussa Stuart G. Clark Derek W. Evans James H. McKelvie Gerald A. Romanzin
For	For	3. Appointment of KPMG as auditors and authorization of the directors of FET Resources Ltd. to fix their remuneration.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Northland Power Income Fund	5/17/2006		NPI.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. Reappointment of Ernst & Young as auditors of the Fund	Issuer
For	For	2. Directing the Trustee to vote the NPIF Commercial Trust (CT) units in favor of electing three nominees of the Fund as trustees of CT, the Fund's subsidiary.	Issuer
A. Warrant Moysey F. David Rounthwaite John N. Turner

Company Name	Meeting Date	CUSIP	Ticker

Focus Energy Trust	6/26/2006		FET.UN

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder

For	For	1. Passing, with or without variation, a resolution of Focus Energy Trust (Focus) and Profico Energy Management Ltd. to an arrangement under Section 193 of the Business Corporations Act (Alberta) as described in the Information Circular.	Issuer
For	For	2. Election of three additional directors of FET Resources Ltd.	Issuer
Clayton H. Woitas David P. O'Brien Jeff S. Lebbert
For	For	3. Approval of certain amendments to Focus' unit rights incentive plan to increase the maximum number of Focus units issuable under such plan to 5% of the total issued and outstanding Focus units (including Focus units issuable upon exchange of exchangeable shares of FET Resources Ltd. and exchangeable Class B limited partnership units of Focus Limited Partnership).	Issuer

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Tortoise North American Energy Corporation
By (Signature and Title)*	/s/ David J. Schulte
David J. Schulte, Chief Executive Officer and President
Date	August 30, 2006
* Print the name and title of each signing officer under his or her signature.